Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2018
Operating segment and geographic data
Schedule of segment revenues

	2018
	Electrification	Industrial	Robotics and	Corporate and
($ in millions)	Products	Automation	Motion	Other	Total
Geographical markets
Europe	3,881	3,145	2,929	58	10,013
The Americas	3,650	1,544	2,788	21	8,003
Asia, Middle East and Africa	3,680	2,565	2,922	236	9,403
	11,211	7,254	8,639	315	27,419
End Customer Markets
Utilities	2,452	1,168	749	176	4,545
Industry	4,395	4,447	6,529	98	15,469
Transport and infrastructure	4,364	1,639	1,361	41	7,405
	11,211	7,254	8,639	315	27,419
Product type
Products	9,679	2,391	6,206	118	18,394
Systems	617	1,853	1,062	197	3,729
Services and software	915	3,010	1,371	—	5,296
	11,211	7,254	8,639	315	27,419

Third-party revenues	11,211	7,254	8,639	315	27,419
Intersegment revenues(1)	475	140	508	(880)	243
Total Revenues	11,686	7,394	9,147	(565)	27,662

	2017
	Electrification	Industrial	Robotics and	Corporate and
($ in millions)	Products	Automation	Motion	Other	Total
Geographical markets
Europe	3,514	2,773	2,613	132	9,032
The Americas	2,613	1,381	2,721	116	6,831
Asia, Middle East and Africa	3,464	2,570	2,543	493	9,070
	9,591	6,724	7,877	741	24,933
End Customer Markets
Utilities	2,597	1,270	633	575	5,075
Industry	4,022	3,796	5,991	155	13,964
Transport and infrastructure	2,972	1,658	1,253	11	5,894
	9,591	6,724	7,877	741	24,933
Product type
Products	8,322	1,796	5,661	169	15,948
Systems	614	2,089	959	565	4,227
Services and software	655	2,839	1,257	7	4,758
	9,591	6,724	7,877	741	24,933

Third-party revenues	9,591	6,724	7,877	741	24,933
Intersegment revenues(1)	503	155	519	(914)	263
Total Revenues	10,094	6,879	8,396	(173)	25,196

	2016
	Electrification	Industrial	Robotics and	Corporate and
($ in millions)	Products	Automation	Motion	Other	Total
Geographical markets
Europe	3,309	2,398	2,571	541	8,819
The Americas	2,571	1,420	2,588	182	6,761
Asia, Middle East and Africa	3,457	2,673	2,227	692	9,049
	9,337	6,491	7,386	1,415	24,629
End Customer Markets
Utilities	2,568	1,236	657	1,189	5,650
Industry	4,083	3,625	5,351	200	13,259
Transport and infrastructure	2,686	1,630	1,378	26	5,720
	9,337	6,491	7,386	1,415	24,629
Product type
Products	8,042	1,355	5,366	434	15,197
Systems	656	2,364	853	957	4,830
Services and software	639	2,772	1,167	24	4,602
	9,337	6,491	7,386	1,415	24,629

Third-party revenues	9,337	6,491	7,386	1,415	24,629
Intersegment revenues(1)	583	163	502	(948)	300
Total Revenues	9,920	6,654	7,888	467	24,929
(1)	Intersegment revenues include sales to the Power Grids business which is presented as discontinued operations and are not eliminated from Total revenues.

Schedule of operational EBITA reconciliations

($ in millions)	2018	2017	2016
Operational EBITA:
Electrification Products	1,626	1,510	1,459
Industrial Automation	1,019	953	897
Robotics and Motion	1,447	1,260	1,232
Corporate and Other:
— Non-Core and divested businesses	(291)	(163)	(30)
— Stranded corporate costs	(297)	(286)	(252)
— Corporate costs and other intersegment elimination	(499)	(457)	(378)
Consolidated Operational EBITA	3,005	2,817	2,928
Acquisition-related amortization	(273)	(229)	(245)
Restructuring and restructuring-related expenses (1)	(172)	(300)	(442)
Changes in obligations related to divested businesses	(106)	(94)	—
Changes in pre-acquisition estimates	(8)	(8)	(131)
Gains and losses on sale of businesses	57	252	(10)
Acquisition- and divestment-related expenses and integration costs	(204)	(81)	(9)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(1)	56	(19)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(23)	8	(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(9)	(30)	(8)
Certain other non-operational items:
Regulatory, compliance and legal costs	(34)	(102)	(10)
Asset write downs/impairments	(25)	—	(16)
Gain on liquidation of foreign subsidiary	31	—	—
Corporate re-branding and marketing costs	—	—	(30)
Losses and other (costs) recoveries on Korea fraud	8	(40)	(73)
Other non-operational items	(20)	(19)	(5)
Income from operations	2,226	2,230	1,929
Interest and dividend income	72	73	71
Interest and other finance expense	(262)	(234)	(201)
Non-operational pension cost	83	33	(38)
Income from continuing operations before taxes	2,119	2,102	1,761
(1)	Amounts in 2017 and 2016 also include the incremental implementation costs in relation to the White Collar Productivity program.

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations

	Depreciation and						Total assets(1), (2)
	amortization			Capital expenditure(1)			at December 31,
($ in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Electrification Products	355	315	348	244	218	215	12,049	8,881	8,343
Industrial Automation	160	112	71	104	71	53	6,669	6,961	4,294
Robotics and Motion	208	216	249	123	118	112	8,397	8,416	7,870
Corporate and Other	193	193	202	301	345	252	17,326	19,200	18,884
Consolidated	916	836	870	772	752	632	44,441	43,458	39,391
(1)	Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third‑party activities only.
(2)	Assets held for sale of $8,591 million, $8,603 million and $8,504 million are included in Corporate and Other at December 31, 2018, 2017 and 2016, respectively (see Note 3).

Schedule of geographic information for long-lived assets

	Long-lived
	assets at
	December 31,
($ in millions)	2018	2017
Europe	2,110	2,040
The Americas	1,168	934
Asia, Middle East and Africa	855	830
Total	4,133	3,804